Subsequent Event (Details)					1 Months Ended							3 Months Ended		4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 14, 2018 USD ($)	Jun. 12, 2018 USD ($) $ / shares shares	Mar. 07, 2018 USD ($) $ / shares shares	Jan. 02, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($) $ / shares shares	Apr. 26, 2018 USD ($)	Apr. 25, 2018 USD ($) shares	Mar. 28, 2018 USD ($) shares	Jan. 22, 2018 USD ($) $ / shares shares	Jun. 30, 2016 USD ($) shares	Aug. 31, 2013 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Apr. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Nov. 06, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares
Subsequent Event (Textual)
Aggregate grant restricted stock awards															$ 2,750,000
Converted shares | shares							3.233733
Exercise of stock options, shares | shares										1,616,868				1,293,492	2,488,895
Common shares issued upon exercise of stock options | shares										500,000				400,000	1,595,403
Issued share, per share | $ / shares					$ 0.031									$ 0.031				$ 0.85	$ 0.85
Exercise of stock options, value										$ 50,000				$ 40,000	$ 110,000				$ 50,000
Common shares issued for debt conversion, shares | shares								136,894
Common shares issued for debt conversion, value								$ 100,000
Stock-based compensation															3,786,484	2,066,620		6,712,752	4,310,964
Accrued interest								$ 5,833
Increase decrease in accrued expenses															1,389	615		79,153	(9,679)
Recorded research and development expense												$ 80,376	$ 16,958		148,981	$ 122,347		$ 214,112	$ 220,517
Allocated to beneficial conversion feature															260,000
Subsequent event [Member]
Subsequent Event (Textual)
Aggregate grant restricted stock awards																	$ 2,750,000
Vested, percentage																	100.00%
CEO [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares				$ 0.031
Common shares issued for debt conversion, shares | shares				12,694,893
Common shares issued for debt conversion, value				$ 392,558
Stock-based compensation											$ 270,878
Fair value of conversion option of per share | $ / shares											$ 0.021
C-Bond Systems, LLC [Member]
Subsequent Event (Textual)
Post-merger shares of common stock, value					$ 25,000		$ 25,000
Post-merger shares of common stock, shares | shares					1,000,000		1,000,000
C-Bond Systems, LLC [Member] | Option [Member]
Subsequent Event (Textual)
Converted shares | shares							14,494,213
C-Bond Systems, LLC [Member] | Conversion Ratio [Member]
Subsequent Event (Textual)
Conversion ratio							3.233733
C-Bond Systems, LLC [Member] | Common units [Member]
Subsequent Event (Textual)
Converted shares | shares							63,505,785
Post-merger common stock outstanding, percentage							87.00%
Investor [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares					$ 0.85									$ 0.85
Sale of common shares, shares | shares					32,337
Sale of common shares, value					$ 27,500
Vendor [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares					$ 0.85									0.85
Common shares issued for settlement, shares | shares					315,957
Increase decrease in accrued expenses					$ 75,000
Recorded research and development expense					193,694
Common shares issued for settlement, value					$ 268,694
Employees [Member] | Restricted common shares [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares					$ 0.85									0.85
Stock-based compensation															$ 973,957
Issuance of common shares for services, shares | shares					3,233,732
Issuance of common shares for services, value					$ 2,750,000
Subscription Agreement [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares																			$ 0.85	$ 0.77
Subscription Agreement [Member] | Six accredited investor [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares					$ 0.40									$ 0.40
Common stock issued for merger, shares | shares					3,100,000
Common stock issued for merger, value					$ 1,240,000
Termination Agreement [Member] | Esousa [Member] | Senior secured convertible note [Member]
Subsequent Event (Textual)
Repayment of convertible debt						$ 270,000
Debt extinguishment expense						$ 229,696
Securities purchase agreement [Member] | Esousa [Member]
Subsequent Event (Textual)
Issuance date									Jan. 22, 2018
Purchase price									$ 750,000
Term									5 years
Warrants to purchase common shares | shares									293,123
Purchase price per unit | $ / shares									$ 0.27
Conversion price | $ / shares									$ 0.27
Interest rate									10.00%
Cash proceeds									$ 260,000
Debt discount									260,000
Value allocated to warrants									186,368
Allocated to beneficial conversion feature									$ 73,632
Securities purchase agreement [Member] | Esousa [Member] | Senior secured convertible note [Member]
Subsequent Event (Textual)
Issuance date									Jan. 22, 2018
Purchase price									$ 750,000
Term									5 years
Warrants to purchase common shares | shares									293,123
Original principal amount									$ 260,000
Purchase price per unit | $ / shares									$ 0.87
Interest rate									10.00%
Cash proceeds									$ 260,000
Debt discount									260,000
Value allocated to warrants									186,368
Allocated to beneficial conversion feature									$ 73,632
Consulting agreement [Member]
Subsequent Event (Textual)
Issued share, per share | $ / shares		$ 0.40	$ 0.85									$ 0.40			$ 0.40
Issuance of common shares for services, shares | shares		50,000	80,843												25,000
Issuance of common shares for services, value		$ 20,000	$ 68,750												$ 10,000
Loan Agreement [Member] | BOCO Investments, LLC [Member] | Subsequent event [Member]
Subsequent Event (Textual)
Maximum loan amount	$ 400,000
Initial amount of loan	$ 200,000
Loan agreement, description	Additional amounts to the Company at any time and from time to time through November 14, 2020, up to an aggregate amount not to exceed the Maximum Loan Amount. The Company must repay all principle, interest and other amounts outstanding on or before November 14, 2020.
Loan agreement bears interest rate	12.00%